STOCKHOLDERS' EQUITY (Details 2) - Stock Unit1 [Member] - shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Stock Units, Outstanding Beginning Balance	17,554,736	8,270,239
Stock Units, Granted	14,636,106	10,354,497
Stock Units, Exchanged	(19,315,994)	(500,000)
Stock Units, Cancelled	0	(570,000)
Stock Units, Outstanding Ending Balance	12,874,848	17,554,736
Stock Units, Vested	8,493,600	14,398,487